Share-based payment arrangements - Stock option programs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based payment arrangements
Aggregate number of SVS and MVS outstanding (as a percent)	10.00%
Share-based compensation	$ 30,879	$ 16,607
Fair value of select rollover options	$ 8,493